Loss Per Share (Details) - Schedule of Basic Loss Per Share and Diluted Loss Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss		¥ (108,652)	$ (14,983)	¥ (233,426)	¥ (316,037)
Net income attributable to noncontrolling interests		115	16
Net (loss)/Income attributable to QuantaSing Group Limited		(108,537)	(14,967)	(233,426)	(316,037)
Allocation of accretion of Predecessors’ preferred shares	[1]			(22,655)	(17,480)
Allocation of deemed dividends due to extinguishment of Predecessors’ preferred shares	[2]				(197,436)
Accretion of the Company’s preferred shares subsequent to the Reorganization completion date		(22,379)		(2,987)
Net loss attributable to ordinary shareholders of QuantaSing Group Limited		¥ (130,916)	$ (18,053)	¥ (259,068)	¥ (530,953)
Weighted average number of ordinary shares outstanding — basic (in Shares) | shares	[3]	103,948,398	103,948,398	49,270,950	41,206,648
Net loss per share — basic (in Yuan Renminbi per share) | (per share)		¥ (1.26)	$ (0.17)	¥ (5.26)	¥ (12.89)

[1]	The accretion of Predecessors’ preferred shares to redemption value attributable to the Listing Businesses was RMB17,480, RMB22,655 and nil for the years ended June 30, 2021, 2022 and 2023 respectively.
[2]	The impact of the inclusion of a redemption right for series of WN-A, WN-B, WN-B-1 and WN-C was assessed from both quantitative and qualitative perspectives and accounted for as extinguishment of former preferred shares. The difference between the fair value of the new preferred shares and the carrying value of former preferred shares was recognized by WN as a deemed dividend to preferred shareholders of WN. The deemed dividend attributable to the Listing Businesses was RMB197,436, nil and nil for the years ended June 30, 2021, 2022 and 2023.
[3]	Basic and diluted net loss per share are computed using the weighted average number of ordinary shares outstanding during the period, including 232,930, 2,276,065 and 3,318,369 vested options with nominal exercise price for the years ended June 30, 2021, 2022 and 2023.